Schedule of investments
Macquarie Emerging Markets Fund	August 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.94%Δ
Argentina — 0.71%
Cablevision Holding GDR	443,972	$ 2,053,246
Cresud ADR	1,676,544	16,966,625
Grupo Clarin GDR Class B 144A #, †	131,213	491,284
IRSA Inversiones y Representaciones ADR	1,718,793	25,266,257
		44,777,412
Australia — 0.04%
Woodside Energy Group ADR	137,332	2,359,364
		2,359,364
Bahrain — 0.04%
Aluminium Bahrain GDR 144A #	221,400	2,569,303
		2,569,303
Brazil — 6.38%
Ambev ADR	25,000,000	56,000,000
Auren Energia	350,225	701,503
Banco Bradesco ADR	15,200,000	47,272,000
Banco Santander Brasil ADR	2,751,128	14,580,978
BRF ADR	5,279,274	20,166,827
Centrais Eletricas Brasileiras ADR	989,541	8,153,818
Embraer ADR	420,704	23,698,256
Itau Unibanco Holding ADR	6,547,682	46,750,449
Petroleo Brasileiro ADR	9,100,000	107,353,000
Rumo	1,905,351	5,127,230
Sitios Latinoamerica †	1,369,199	267,025
Suzano ADR	478,196	4,652,847
Telefonica Brasil ADR	2,050,000	25,563,500
TIM ADR	1,244,820	26,327,943
Vale ADR	1,200,000	12,336,000
XP Class A	211,715	3,840,510
		402,791,886
Chile — 0.66%
Cia Cervecerias Unidas ADR	410,528	5,078,231
Sociedad Quimica y Minera de Chile ADR †	800,000	36,408,000
		41,486,231
China — 17.02%
Alibaba Group Holding ADR	1,940,000	261,900,000
Baidu ADR †	845,000	80,528,500
BeOne Medicines Class H †	1,615,700	38,435,871
China Petroleum and Chemical Class H	30,000,000	16,661,589
DiDi Global ADR †	1,278,300	7,478,055
NQ- 034 [0825] 1025 (4881848)    1

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Full Truck Alliance ADR	300,000	$ 3,915,000
Guangshen Railway Class H	11,000,000	3,236,021
iQIYI ADR †	1,450,000	3,842,500
JD.com ADR	1,350,000	41,944,500
Joinn Laboratories China Class H 144A #	120,187	331,674
Kunlun Energy	21,000,000	19,548,079
Meituan Class B 144A #, †	500,000	6,659,470
New Oriental Education & Technology Group ADR	800,000	38,384,000
PDD Holdings ADR †	850,000	102,187,000
PetroChina Class H	18,000,000	17,429,542
Sohu.com ADR <<, †	2,219,642	35,680,745
TAL Education Group ADR †	5,361,736	56,941,636
Tencent Holdings	2,684,000	207,861,060
Tencent Music Entertainment Group ADR	950,000	23,294,000
Tianjin Development Holdings	15,885,550	5,741,047
Tingyi Cayman Islands Holding	7,000,000	9,947,687
Trip.com Group ADR	582,400	42,952,000
Uni-President China Holdings	28,305,000	33,810,647
Weibo ADR	1,450,000	16,617,000
		1,075,327,623
India — 12.01%
Aurobindo Pharma	1,500,000	17,476,995
BSE	1,207,950	28,733,120
Glenmark Pharmaceuticals	1,167,988	25,467,847
HCL Technologies	1,300,000	21,435,192
Infosys	2,640,000	44,280,701
Jio Financial Services	2,534,900	8,967,867
Lupin	2,500,000	53,767,742
Reliance Industries	21,000,000	323,413,169
Reliance Industries GDR 144A #	2,340,879	140,692,357
Tata Chemicals	1,866,909	19,507,299
Tata Consultancy Services	680,000	23,780,630
Tata Consumer Products	2,128,276	25,714,407
United Breweries	1,000,000	20,992,255
Zee Entertainment Enterprises	3,530,000	4,640,876
		758,870,457
Indonesia — 0.95%
Astra International	180,000,000	60,050,542
		60,050,542
2    NQ- 034 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia — 0.05%
UEM Sunrise	17,000,000	$ 2,980,879
		2,980,879
Mexico — 3.82%
America Movil ADR	1,430,000	28,585,700
Cemex ADR	5,100,000	46,359,000
Coca-Cola Femsa ADR	340,000	28,896,600
Fomento Economico Mexicano ADR	688,329	59,636,825
Grupo Financiero Banorte Class O	4,000,000	36,434,943
Grupo Televisa ADR	6,017,000	16,787,430
Ollamani SAB †	1,504,250	3,892,699
Wal-Mart de Mexico	7,000,000	20,912,427
		241,505,624
Netherlands — 0.03%
VEON ADR †	29,290	1,714,344
		1,714,344
Peru — 1.30%
Cia de Minas Buenaventura ADR	3,217,400	61,581,036
Credicorp	80,000	20,576,000
		82,157,036
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =, †	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK IPJSC GDR =, †	551,200	0
		0
Saudi Arabia — 0.20%
Saudi Arabian Oil 144A #	2,000,000	12,627,819
		12,627,819
Singapore — 0.47%
Grab Holdings Class A †	5,986,706	29,873,663
		29,873,663
South Africa — 0.45%
Naspers Class N	86,398	28,504,537
		28,504,537
NQ- 034 [0825] 1025 (4881848)    3

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea — 33.71%
Kakao	200,000	$ 8,955,103
Kakaopay †	100,000	4,295,910
KB Financial Group	100,000	7,810,527
KB Financial Group ADR	245,928	19,344,697
LG Chem	110,000	21,848,000
LG Uplus	558,749	5,959,190
Lotte	300,000	6,292,814
Lotte Chilsung Beverage	44,000	3,779,293
Lotte Wellfood	60,000	5,011,688
Samsung C&T	2,017,831	242,870,872
Samsung Electronics	5,200,000	259,790,944
Samsung Life Insurance	440,000	45,202,595
Shinhan Financial Group	500,000	23,429,203
SK Hynix	3,490,000	664,975,482
SK Square †	7,031,497	745,743,808
SK Telecom ADR	2,991,174	64,429,888
		2,129,740,014
Taiwan — 19.15%
FIT Hon Teng 144A #, †	38,000,000	23,223,043
Hon Hai Precision Industry	6,000,000	39,611,709
MediaTek	3,900,000	173,300,566
Taiwan Semiconductor Manufacturing	26,000,000	973,736,706
		1,209,872,024
Türkiye — 1.31%
Akbank	25,000,000	41,501,664
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	399,096
Turk Telekomunikasyon †	951,192	1,284,254
Turkcell Iletisim Hizmetleri	2,427,827	5,597,317
Turkcell Iletisim Hizmetleri ADR	4,449,485	26,162,972
Turkiye Sise ve Cam Fabrikalari	7,651,443	7,575,140
		82,520,443
United Kingdom — 0.12%
Griffin Mining †	3,056,187	7,677,104
		7,677,104
4    NQ- 034 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States — 1.52%
JBS Class A †	800,000	$ 12,968,000
Micron Technology	700,000	83,307,000
		96,275,000
Total Common Stocks (cost $4,644,136,892)		6,313,681,305

Preferred Stocks — 0.90%Δ
Brazil — 0.08%
Braskem Class A †, ω	1,470,000	2,535,020
Usinas Siderurgicas de Minas Gerais Class A †, ω	3,235,733	2,596,058
		5,131,078
Russia — 0.00%
Transneft PJSC =, ω	1,200,000	0
		0
South Korea — 0.82%
LG Chem 0.74% ω	36,000	3,522,199
Samsung Electronics 2.49% ω	1,183,100	48,036,126
		51,558,325
Total Preferred Stocks (cost $55,118,831)		56,689,403

Exchange-Traded Fund — 0.16%
iShares MSCI Turkey ETF <<	290,275	10,243,805
Total Exchange-Traded Fund (cost $13,207,352)		10,243,805

NQ- 034 [0825] 1025 (4881848)    5

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0
Total Value of Securities—101.00% (cost $4,721,022,132)		6,380,614,513
Liabilities Net of Receivables and Other Assets — (1.00%)		(63,334,686)
Net Assets Applicable to 241,954,238 Shares Outstanding — 100.00%	$6,317,279,827
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $186,594,950, which represents 2.95% of the Fund’s net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ- 034 [0825] 1025 (4881848)